Acquisitions (Details) - Schedule of Aggregate Consideration Transferred for the Assets Acquired	12 Months Ended
Dec. 31, 2023 USD ($)
Aggregate Consideration Transferred [Member]
Asset Acquisition [Line Items]
Consideration transferred at closing	$ 6,000,000
Fair value of notes payable issued	12,947,000
Transaction costs	79,771
Total consideration transferred	19,026,771
Fair Value Consideration Transferred [Member]
Asset Acquisition [Line Items]
Common stock	875,484
Series B convertible preferred stock	64,236,085
Total consideration transferred	$ 65,111,569